Share-based Payments	12 Months Ended
Jun. 30, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Share-based Payments

Note 17. Share-based Payments

a)	Executive share and option plan

The establishment of the Omnibus Incentive Plan (OIP) was approved by shareholders at the 2021 annual general meeting. The plan is designed to provide long-term incentives for executives (including directors) to deliver long-term shareholder returns. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.

Set out below are summaries of all listed and unlisted options, including those issued under OIP:

	2022		2021		2020
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.31	45,309,478	0.40	42,807,118	0.46	79,463,744
Granted during the year	0.25	500,000	0.28	11,560,000	0.18	542,600
Exercised during the year	-	-	0.23	(4,057,640)	0.18	(424,840)
Forfeited/lapsed during the year	0.27	(25,935,601)	0.50	(5,000,000)	0.52	(36,774,386)
As at 30 June	0.37	19,873,877	0.31	45,309,478	0.40	42,807,118
Vested and exercisable at 30 June	0.37	19,538,877	0.31	45,309,478	0.40	42,807,118

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2022	30 June 2021	30 June 2020
2012-06-29	2021-11-30		1.944	-	14,493	14,493
2012-06-29	2022-01-17		1.876	-	29,668	29,668
2017-06-13 (warrants)	2022-06-13	USD	0.25	-	24,493,200	27,541,200
2018-03-15	2023-03-15		0.468	7,897,647	7,897,647	7,897,647
2017-06-09 (warrants)	2022-06-08	USD	0.3125		198,240	198,240
2018-03-15	2023-03-15		0.585	526,510	526,510	526,510
2019-05-23 (warrants)	2024-05-23	USD	0.125	173,600	173,600	181,600
2019-07-16 (warrants)	2024-07-16	USD	0.125	116,120	116,120	117,760
2018-07-13	2021-07-01		0.500	-	1,200,000	1,300,000
2019-11-06	2024-02-10		0.500	-	-	5,000,000
2020-10-29	2024-04-14		0.12	8,100,000	8,100,000	-
2020-07-24 (warrants)	2025-07-21	USD	0.5859	2,560,000	2,560,000	-
2021-10-26	2025-10-26		0.25	500,000	-	-
Total				19,873,877	45,309,478	42,807,118

Weighted average remaining contractual life of options outstanding at end of period				1.54	1.58	2.28

(i)	Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

The model inputs for options granted under OIP during the year ended June 30, 2022 included:

Grant date	Expiry date	Exercise price (A$)	No. of options		Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2021-10-26	2025-10-26	0.25	500,000		0.12	131.70%	0.00%	0.69%	0.0886
2022-06-27	2026-06-27	0.12	1,430,000	*	0.07	128.10%	0.00%	3.31%	0.0530
			1,930,000

*	1,430,000 options granted to Mr. Lydeamore on 27 June 2022 and subsequently issued after the reporting period, on 1 July 2022.

The model inputs for options granted under OIP during the year ended June 30, 2021 included:

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2020-07-24	2025-07-21	0.83	2,560,000	0.50	127.93%	0.00%	0.43%	0.4035
2020-10-29	2024-04-14	0.12	9,000,000	0.25	142.70%	0.00%	0.13%	0.2189
			11,560,000

The model inputs for options granted under OIP during the year ended June 30, 2020 included:

Grant date	Expiry date	Exercise price (A$)	No. of options		Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2019-11-06	2024-02-10	0.50	5,000,000	*	0.15	98	0.00%	0.88%	0.0736
			5,000,000

*	Options issued to a former managing director expire within 6 months upon his resignation on 25 March 2020 without good reason or termination.

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

b)	Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2022 A$	2021 A$	2020[1] A$
Options issued under OIP	54,930	1,970,100	(607,000)
Shares issued under OIP	39,960	-	-
Share-based payments to KMP[2]	-	145,913	73,088
	94,890	2,116,013	(533,912)

1.	Options granted to a former managing director on 11 February 2019 and valued at $975,000 in the 30 June 2019 financials were subject to shareholder approval. In line with IFRS 2, these were re-measured at grant date 6 November 2019 after being approved by shareholders with a value of $368,000, being a remeasurement of $607,000 in the 30 June 2020 financials.

2.	In fiscal 2021, due to the ongoing crisis of COVID-19, the groups directors decided to forgo cash payments of their director fees and instead receive shares of that value. As at 30 June 2021, shares have been issued to directors for the director fees of $145,913 incurred during the financial year ended 30 June 2021 and $73,088 incurred during the financial year ended 30 June 2020, given the shareholders’ approval at the AGM held on 29 October 2020.